Net financial expense - Additional Information (Details) - EUR (€) € in Thousands			12 Months Ended
	Jul. 16, 2021	Mar. 16, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net financial expense
Change in fair value of financial instruments			€ (1,856)	€ (10,080)	€ (1,867)
Damages claimed, monetary	€ 1,500	€ 910
Expenses and legal cost for damage claim	€ 8	€ 100
Financial indemnities			1,695
Convertible notes to NEGMA [Member]
Net financial expense
Change in fair value of financial instruments			1,306	5,304
Damages claimed, monetary			1,500
Expenses and legal cost for damage claim			100	8
Late payment interest			87
Financial indemnities			1,695
Convertible notes to Atlas [member]
Net financial expense
Change in fair value of financial instruments			3,017	€ 4,776
Derivatives [member]
Net financial expense
Change in fair value of financial instruments			€ 150